Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

	As of December 31
	2020	2021
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,250,164	5,268,168
Customer lists	1,562,198	1,553,507
Driver lists	304,784	296,332
Total	14,300,919	14,301,780
Less: accumulated amortization	(9,398,365)	(11,182,929)
Less: accumulated impairment loss	—	(287,270)
Net book value	4,902,554	2,831,581
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	5,357,118	3,286,145

Schedule of amortization expenses related to intangible assets for future periods

Amortization Expenses
RMB
2022	1,604,324
2023	987,341
2024	124,115
2025	44,898
Thereafter	70,903
Total expected amortization expenses	2,831,581